GOODWILL AND INTANGIBLE ASSETS (10K) - Summary of amortizable intangible asset (Details 1) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, Cost	$ 885
Amortizable intangible assets, Accumulated amortization	(87)
Amortizable intangible assets, Net book value	798
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, Cost	2
Amortizable intangible assets, Accumulated amortization	(1)
Amortizable intangible assets, Net book value	1
Brand
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, Cost	95
Amortizable intangible assets, Accumulated amortization	(16)
Amortizable intangible assets, Net book value	79
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, Cost	639
Amortizable intangible assets, Accumulated amortization	(63)
Amortizable intangible assets, Net book value	576
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, Cost	149
Amortizable intangible assets, Accumulated amortization	(7)
Amortizable intangible assets, Net book value	$ 142